Loans and advances to clients (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision For Losses Due To Nonrecovery By Debtor Sector [Abstract]
Commercial and industrial	R$ 7,455,243	R$ 10,791,702	R$ 10,338,225
Real estate - Construction	344,782	358,119	493,422
Installment loans to individuals	14,800,208	11,768,124	7,373,969
Lease financing	25,517	51,370	56,022
Total	R$ 22,625,750	R$ 22,969,315	R$ 18,261,638